PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property Plant and Equipment (Details) - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020
Total cost		$ 26,483	$ 22,382
Total accumulated depriciation		10,010	8,414
Property, plant and equipment, net		16,473	13,968
Factory Building [Member]
Total cost		1,722	1,722
Total accumulated depriciation		1,722	1,722	[1]
Machinery and Equipment [Member]
Total cost	[2]	19,778	16,603
Total accumulated depriciation		7,547	6,170
Office Furniture and Equipment [Member]
Total cost		1,393	1,098
Total accumulated depriciation		288	236
Leasehold Improvements [Member]
Total cost		3,590	2,959
Total accumulated depriciation		$ 453	$ 286	[1]

[1]	Reclassified
[2]	As of June 30, 2021 and December 31, 2020, $488 and $423 relate to construction-in- progress of production infrastructure, respectively.